DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Revenue Tables Abstract
Deferred revenue
	At December 31	At December 31
(in thousands)	2019	2018

Deferred revenue – pre-sold toll milling:
CLJV Toll Milling - APG	$36,321	$37,727
	$36,321	$37,727
Deferred revenue-by balance sheet presentation:
Current	$4,580	$4,567
Non-current	31,741	33,160
	$36,321	$37,727

Deferred revenue liability continuity
(in thousands)	2019	2018

Balance-January 1	$37,727	$38,652
Revenue earned during the period (note 23)	(4,609)	(4,239)
Accretion	3,203	3,314
Balance-December 31	$36,321	$37,727